PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

9.    PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Machinery and equipment	94,091	106,475
Electronics and office equipment	424	443
Motor vehicles	1,127	1,059
Leasehold improvements	5,433	5,613
Construction in progress	272	—

Property and equipment, cost	101,347	113,590
Less: Accumulated depreciation	(50,308)	(61,514)
Less: Provision for impairment	(31,143)	(39,907)

Property and equipment, net	19,896	12,169

Depreciation expenses from continuing operations for the years ended December 31, 2023, 2024 and 2025 were approximately US$9,852, US$10,149 and US$12,314, respectively. Depreciation expenses from discontinued operations were approximately US$6, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Impairment as of December 31, 2024 and 2025 was mainly due to the impairment of mining machines in Kazakhstan, the USA and Ethiopia. Impairment loss for the years ended December 31, 2023, 2024 and 2025 were approximately nil, nil and US$8,764, respectively.

(Loss) gain on disposal of property and equipment for the years ended December 31, 2023, 2024 and 2025 were approximately US$(3), US$51 and US$(11), respectively.